Segment Information (Tables)	9 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Schedule of segment information

Three months ended September 30, 2012 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(a)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$17,150	$87,820	$74,789	$25,845	$—		$205,604
Intersegment	3,745	11,559	—	—	(15,304)		—
Total sales	$20,895	$99,379	$74,789	$25,845	$(15,304)		$205,604

Depreciation, amortization and accretion	$(4,035)	$(5,685)	$(8,857)	$(1,715)	$—	$(43)	$(20,335)

Operating (loss) income	$(23,966)	$2,149	$1,419	$(3,774)	$369	$(16,526)	$(40,329)

(Loss) income before income taxes and equity earnings	$(25,506)	$1,201	$1,215	$(3,812)	$369	$(17,212)	$(43,745)

Total assets at September 30, 2012 (d)	$1,686,524	$565,673	$536,299	$79,996	$(161,201)	$178,465	$2,885,756

Capital expenditures (c)	$187,611	$2,597	$1,432	$2,837	$—	$1,387	$195,864

Nine months ended September 30, 2012 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(a)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$78,162	$134,158	$125,277	$57,054	$—		$394,651
Intersegment	5,977	15,496	—	—	(21,473)		—
Total sales	$84,139	$149,654	$125,277	$57,054	$(21,473)		$394,651

Depreciation, amortization and accretion	$(8,743)	$(7,419)	$(10,810)	$(4,358)	$—	$(96)	$(31,426)

Operating (loss) income	$(23,594)	$(21,863)	$(1,544)	$(1,947)	$24,480	$(66,804)	$(91,272)

(Loss) income before income taxes and equity earnings	$(25,044)	$(23,663)	$(2,381)	$(2,998)	$24,480	$(113,546)	$(143,152)

Capital expenditures (c)	$675,836	$6,615	$1,612	$6,955	$—	$1,733	$692,751
________________________

(a)
The net elimination in operating results includes cost of sales elimination of $15,673 for three months ended September 30, 2012, and $45,952 for the nine months ended September 30, 2012. The cost of sales elimination consists of the intercompany gross profits as well as elimination of lower of cost or market adjustments related to intercompany inventory. The $161,201 of total assets elimination is comprised of $159,009 of intercompany investments and $2,192 of intercompany accounts receivable and profits in inventory.

(b)
Corporate loss before income taxes and equity earnings includes business development costs, personnel and related costs, including stock-based compensation expense, accounting and legal fees, occupancy expense, information technology costs and interest expense. Other consists of nominal expenses incurred by the sales office in Tokyo, Japan. Total corporate assets is comprised primarily of cash and cash equivalents.

(c)	On an accrual basis excluding capitalized interest.

Three months ended September 30, 2011 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(e)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$94,342	$15,927	$14,449	$13,332	$—		$138,050
Intersegment	30,535	6,652	—	—	(37,187)		—
Total sales	$124,877	$22,579	$14,449	$13,332	$(37,187)		$138,050

Depreciation, amortization and accretion	$(2,715)	$(1,627)	$128	$(1,386)	$—	$—	$(5,600)

Operating income (loss)	$101,727	$2,682	$610	$(3,148)	$(22,329)	$(12,597)	$66,945

Income (loss) before income taxes	$101,606	$1,559	$614	$(4,121)	$(22,329)	$(13,172)	$64,157

Total assets at September 30, 2011	$632,098	$52,955	$33,032	$69,361	$(154,710)	$552,706	$1,185,442

Capital expenditures (c)	$106,162	$2,300	$—	$—	$—	$—	$108,462

(e)	The total assets elimination of $154,710 is comprised of $102,357 of intercompany investments and $52,353 of intercompany accounts receivable and profits in inventory.

Nine months ended September 30, 2011 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$180,951	$31,419	$24,699	$26,858	$—		$263,927
Intersegment	46,482	10,290	—	—	(56,772)		—
Total sales	$227,433	$41,709	$24,699	$26,858	$(56,772)		$263,927

Depreciation, amortization and accretion	$(7,538)	$(1,707)	$(271)	$(1,456)	$—	$—	$(10,972)

Operating income (loss)	$163,392	$10,333	$(586)	$(175)	$(31,514)	$(34,684)	$106,766

Income (loss) before income taxes	$163,234	$9,232	$(580)	$(1,124)	$(31,514)	$(34,945)	$104,303

Capital expenditures (c)	$218,128	$4,672	$—	$—	$—	$—	$222,800

Year ended December 31, 2011 (In thousands)	Resources	Chemicals and Oxides	Magnetic Materials and Alloys	Rare Metals	Eliminations(a)	Corporate and other(b)	Total Molycorp, Inc.
Sales:
External	$253,563	$40,216	$56,772	$46,280	$—		$396,831
Intersegment	55,155	13,902	—	—	(69,057)		—
Total sales	$308,718	$54,118	$56,772	$46,280	$(69,057)		396,831

Depreciation, amortization and accretion (d)	$(10,010)	$(1,958)	$(236)	$(2,449)	$—	$(31)	$(14,684)

Operating (loss) income	$218,549	$8,700	$2,331	$2,131	$(27,443)	$(51,402)	$152,866

(Loss) income before income taxes	$218,391	$5,785	$2,336	$(634)	$(27,443)	$(51,525)	$146,910

Total assets at December 31, 2011	$824,712	$46,368	$30,061	$71,634	$(143,729)	$426,079	$1,255,125

Capital expenditures (c)	$401,047	$8,170	$—	$—	$—	$—	$409,217

(a)
The net elimination in operating results includes elimination of intercompany gross profits as well as elimination of lower of cost or market adjustments related to intercompany inventory. The total assets elimination is comprised of intercompany investments and intercompany accounts receivable and profits in inventory.

(b)
Corporate loss before income taxes includes business development costs, personnel and related costs, including stock-based compensation expense, accounting and legal fees, occupancy expense, information technology costs and interest expense. Other consists of nominal expenses incurred by the sales office in Tokyo, Japan. Total corporate assets is comprised primarily of cash and cash equivalents.

(c)	On an accrual basis excluding capitalized interest

(d)	Includes depreciation in cost of goods sold